Expense Example (Invesco Convertible Securities Fund, Institutional Class, Invesco Convertible Securities Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Convertible Securities Fund | Institutional Class, Invesco Convertible Securities Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 85
3 Years	265
5 Years	460
10 Years	$ 1,025